Quarterly Holdings Report
for
Fidelity® Equity Growth K6 Fund
August 31, 2026
EGK-NPRT3-1026
1.9909904.103
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd ADR	25,125	2,359,740
BELGIUM - 0.9%
Health Care - 0.9%
Biotechnology - 0.7%
Argenx SE ADR (a)	2,557	2,637,955
Pharmaceuticals - 0.2%
UCB SA	2,470	617,701
TOTAL BELGIUM		3,255,656
CANADA - 1.1%
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (United States) (a)	15,244	2,246,508
Materials - 0.5%
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA (United States)	4,525	919,073
Franco-Nevada Corp	4,200	1,104,858
TOTAL MATERIALS		2,023,931
TOTAL CANADA		4,270,439
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	30,034	1,643,714
Lundin Mining Corp	50,088	1,341,149

TOTAL CHILE		2,984,863
CHINA - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	27,524	1,489,096
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (a)(d)	10,294	0
LUXEMBOURG - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA depository receipt	35,928	2,680,229
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	1,137	237,485
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	713	160,168
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	12,550	126,705
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Epiroc AB A Shares	21,769	599,842
TAIWAN - 3.5%
Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	8,145	503,743
Semiconductors & Semiconductor Equipment - 3.4%
MediaTek Inc	20,303	2,513,394
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,088	10,004,228
		12,517,622
TOTAL TAIWAN		13,021,365
UNITED KINGDOM - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (a)(d)(e)	200	385,788
UNITED STATES - 90.2%
Communication Services - 13.1%
Diversified Telecommunication Services - 0.5%
Space Exploration Technologies Corp (b)	5,823	794,872
Space Exploration Technologies Corp - Lockup Released	2,153	293,895
Space Exploration Technologies Corp Class A	4,424	635,685
		1,724,452
Entertainment - 0.1%
Live Nation Entertainment Inc (a)	4,586	824,976
Interactive Media & Services - 12.5%
Alphabet Inc Class A	116,584	39,562,781
Alphabet Inc Class C	1	334
Meta Platforms Inc Class A	12,338	7,061,531
		46,624,646
TOTAL COMMUNICATION SERVICES		49,174,074
Consumer Discretionary - 7.3%
Automobiles - 2.2%
Tesla Inc (a)	22,457	8,263,053
Waymo LLC Class B (d)(e)	200	32,864
		8,295,917
Broadline Retail - 2.6%
Amazon.com Inc (a)	36,978	9,605,775
Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings Inc	7,061	2,233,253
Viking Holdings Ltd (a)	31,353	2,700,748
		4,934,001
Household Durables - 0.6%
SharkNinja Inc (a)	11,260	2,167,437
Specialty Retail - 0.6%
Ross Stores Inc	5,999	1,371,011
Williams-Sonoma Inc	3,751	856,166
		2,227,177
TOTAL CONSUMER DISCRETIONARY		27,230,307
Energy - 1.1%
Energy Equipment & Services - 0.2%
SLB Ltd	12,348	742,115
Oil, Gas & Consumable Fuels - 0.9%
APA Corp	39,653	1,711,027
ExxonMobil Holdings Corp	9,098	1,464,323
Ovintiv Inc	2,863	187,956
		3,363,306
TOTAL ENERGY		4,105,421
Financials - 4.6%
Banks - 0.5%
Bank of America Corp	30,884	1,912,954
Capital Markets - 1.6%
Cboe Global Markets Inc	2,309	693,162
Morgan Stanley	17,160	3,660,571
State Street Corp	9,304	1,780,600
		6,134,333
Financial Services - 2.5%
Mastercard Inc Class A	15,280	9,004,657
TOTAL FINANCIALS		17,051,944
Health Care - 8.2%
Biotechnology - 3.1%
Alnylam Pharmaceuticals Inc (a)	6,705	1,613,826
Blueprint Medicines Corp rights (a)(d)	936	0
Caris Life Sciences Inc (a)	4,924	125,513
Cogent Biosciences Inc (a)	12,584	440,440
Hemab Therapeutics Holdings Inc	1,597	73,031
Insmed Inc (a)	13,766	1,676,974
Legend Biotech Corp ADR (a)	13,822	287,221
Moderna Inc (a)	28,679	4,024,811
Natera Inc (a)	3,384	1,089,513
Revolution Medicines Inc (a)	7,551	1,552,259
Twist Bioscience Corp (a)	656	91,184
Tyra Biosciences Inc (a)	18,453	461,879
		11,436,651
Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp (a)	16,341	1,482,946
Medline Inc Class A (c)	38,971	1,365,154
		2,848,100
Health Care Providers & Services - 0.0%
Guardant Health Inc (a)	1,078	171,424
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (a)	2,600	162,370
Illumina Inc (a)	9,176	1,960,269
		2,122,639
Pharmaceuticals - 3.8%
Crinetics Pharmaceuticals Inc (a)	8,641	734,053
Eli Lilly & Co	11,645	13,470,121
		14,204,174
TOTAL HEALTH CARE		30,782,988
Industrials - 7.9%
Aerospace & Defense - 0.5%
Anduril Industries Inc Class B (a)(d)(e)	200	14,700
Beta Technologies Inc Class A (a)	1,700	34,170
Boeing Co (a)	8,306	1,725,821
GE Aerospace	564	189,340
		1,964,031
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	1,129	168,966
Building Products - 0.8%
Trane Technologies PLC	6,354	2,823,718
Construction & Engineering - 0.5%
Dycom Industries Inc (a)	3,404	991,279
EMCOR Group Inc	1,100	807,994
		1,799,273
Electrical Equipment - 1.2%
Eaton Corp PLC	1,800	723,384
GE Vernova Inc	3,557	3,196,071
Nextpower Inc (a)	5,589	458,466
Regal Rexnord Corp	839	132,939
		4,510,860
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	6,905	1,380,724
Machinery - 3.4%
Caterpillar Inc	3,500	2,791,145
Cummins Inc	3,196	1,803,822
Deere & Co	2,994	1,960,801
PACCAR Inc	14,145	1,755,819
Parker-Hannifin Corp	1,506	1,475,037
Westinghouse Air Brake Technologies Corp	10,280	2,939,360
		12,725,984
Passenger Airlines - 0.3%
Delta Air Lines Inc	16,474	1,284,972
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc	7,825	1,756,791
United Rentals Inc	1,152	1,195,776
		2,952,567
TOTAL INDUSTRIALS		29,611,095
Information Technology - 46.5%
Communications Equipment - 0.8%
Arista Networks Inc (a)	12,760	2,497,005
Lumentum Holdings Inc (a)	548	501,288
		2,998,293
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	22,692	3,597,817
Coherent Corp (a)	3,434	954,067
Corning Inc	11,798	1,754,717
		6,306,601
Semiconductors & Semiconductor Equipment - 30.1%
Advanced Micro Devices Inc (a)	19,713	9,279,303
Analog Devices Inc	8,582	3,107,885
Applied Materials Inc	8,800	4,033,832
Broadcom Inc	33,768	12,505,641
Intel Corp (a)	29,770	2,664,713
KLA Corp	13,510	2,370,330
Lam Research Corp	14,440	4,353,516
MACOM Technology Solutions Holdings Inc (a)	3,763	992,792
Marvell Technology Inc	10,912	2,309,634
Micron Technology Inc	10,153	9,733,986
Monolithic Power Systems Inc	517	655,437
NVIDIA Corp	264,378	58,369,375
SiTime Corp (a)	1,483	838,518
Teradyne Inc	3,100	1,084,473
		112,299,435
Software - 7.5%
Cadence Design Systems Inc (a)	6,876	2,329,451
Canva Inc Class A (a)(d)(e)	150	224,599
Crowdstrike Holdings Inc Class A (a)	9,439	2,180,409
Datadog Inc Class A (a)	14,966	3,547,541
Microsoft Corp	25,990	13,184,467
Oracle Corp	3,246	484,044
Palantir Technologies Inc Class A (a)	10,882	2,028,187
Palo Alto Networks Inc (a)	10,761	4,112,101
		28,090,799
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	68,372	21,663,669
Seagate Technology Holdings PLC	2,772	2,296,269
		23,959,938
TOTAL INFORMATION TECHNOLOGY		173,655,066
Materials - 1.3%
Chemicals - 0.5%
Corteva Inc	23,169	1,960,792
Metals & Mining - 0.8%
Alcoa Corp	45,407	2,268,080
Steel Dynamics Inc	3,386	787,651
		3,055,731
TOTAL MATERIALS		5,016,523
Real Estate - 0.2%
Health Care REITs - 0.2%
Ventas Inc	8,447	770,113
TOTAL UNITED STATES		337,397,531
TOTAL COMMON STOCKS (Cost $286,542,082)		368,968,907

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(e)	600	98,592
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (a)(d)(e)	400	4,352
Industrials - 0.2%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (a)(d)(e)	1,470	108,045
Anduril Industries Inc Series G (a)(d)(e)	214	15,729
Anduril Industries Inc Series H (d)(e)	3,600	264,600
		388,374
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (d)(e)	2,862	206,379
TOTAL INDUSTRIALS		594,753
Information Technology - 1.1%
Software - 1.1%
Anthropic PBC Series F (a)(d)(e)	1,000	777,530
Anthropic PBC Series G (d)(e)	2,200	1,710,566
Anthropic PBC Series H (d)(e)	1,400	1,088,542
Databricks Inc Series K (d)(e)	1,000	253,000
OpenAI Group Pbc Series A-2 (d)(e)	373	256,508
World Labs Technologies Inc Series C (d)(e)	300	97,836
World Labs Technologies Inc Series C PRIME (d)(e)	268	93,200
TOTAL INFORMATION TECHNOLOGY		4,277,182
TOTAL UNITED STATES		4,974,879
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,478,273)		4,974,879

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $1,360,800)	3.72	1,360,664	1,360,800

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $290,381,155)	375,304,586
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,197,038)
NET ASSETS - 100.0%	374,107,548

Legend

(a)	Non-income producing.
(b)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $794,872 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,632,830 or 1.5% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	5,103

Anduril Industries Inc Class B	6/16/2025	8,176

Anduril Industries Inc Series F	8/7/2024	31,953

Anduril Industries Inc Series G	4/17/2025	8,749

Anduril Industries Inc Series H	5/12/2026	248,230

Anthropic PBC Series F	8/18/2025	140,968

Anthropic PBC Series G	1/27/2026	570,100

Anthropic PBC Series H	5/28/2026	824,613

Canva Inc Class A	8/19/2025 - 11/12/2025	246,920

Databricks Inc Series K	9/8/2025	150,000

OpenAI Group Pbc Series A-2	9/30/2024	70,200

Revolut Group Holdings Ltd	1/28/2026	282,019

Waymo LLC Class B	4/22/2026	32,863

Waymo LLC Series D-2	2/2/2026	98,590

World Labs Technologies Inc Series C	2/17/2026	78,072

World Labs Technologies Inc Series C PRIME	2/17/2026	90,667

Zipline International Inc Series H	12/3/2025	161,028

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	279,679	72,170,068	72,449,753	54,842	6	-	-	-
Fidelity Securities Lending Cash Central Fund	206,200	16,730,042	15,575,439	8,041	(3)	-	1,360,800	1,360,664
	485,879	88,900,110	88,025,192	62,883	3	-	1,360,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.